Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SPDR Series Trust
SPDR® Bloomberg Emerging Markets USD Bond ETF
(the “Fund”)
Supplement dated March 30, 2023 to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”), each dated October 31, 2022, as may be supplemented from time to time
Effective March 31, 2023 (the “Effective Date”), State Street Global Advisors Limited (“SSGA LTD”) will no longer serve as investment sub‑adviser to the Fund. Instead, as of the Effective Date, SSGA Funds Management, Inc. (the “Adviser”), the Fund’s investment adviser and an affiliate of SSGA LTD, will delegate certain investment management services for the Fund to SSGA LTD pursuant to a personnel-sharing agreement between the Adviser and SSGA LTD. State Street Global Advisors Singapore Limited will continue to provide certain investment management services to the Fund through a similar personnel-sharing arrangement with the Adviser. This arrangement will not result in any changes to the professionals primarily responsible for the day‑to‑day management of the Fund or to the Fund’s investment objective, investment strategies or fees. Accordingly, as of the Effective Date:
1)	All references to SSGA LTD as the Fund’s sub‑adviser in the Prospectus, Summary Prospectus and SAI are deleted.

SPDR Bloomberg Emerging Markets USD Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SPDR Series Trust
SPDR® Bloomberg Emerging Markets USD Bond ETF
(the “Fund”)
Supplement dated March 30, 2023 to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”), each dated October 31, 2022, as may be supplemented from time to time
Effective March 31, 2023 (the “Effective Date”), State Street Global Advisors Limited (“SSGA LTD”) will no longer serve as investment sub‑adviser to the Fund. Instead, as of the Effective Date, SSGA Funds Management, Inc. (the “Adviser”), the Fund’s investment adviser and an affiliate of SSGA LTD, will delegate certain investment management services for the Fund to SSGA LTD pursuant to a personnel-sharing agreement between the Adviser and SSGA LTD. State Street Global Advisors Singapore Limited will continue to provide certain investment management services to the Fund through a similar personnel-sharing arrangement with the Adviser. This arrangement will not result in any changes to the professionals primarily responsible for the day‑to‑day management of the Fund or to the Fund’s investment objective, investment strategies or fees. Accordingly, as of the Effective Date:
1)	All references to SSGA LTD as the Fund’s sub‑adviser in the Prospectus, Summary Prospectus and SAI are deleted.